Investments - Other-than-temporary impairment losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other-than-temporary impairment losses by asset type
Fixed income securities	$ 21	$ (47)	$ (21)
Total credit losses by asset type	21	(48)	(21)
Commitments to fund loans	0	1	0
Fixed income securities
Other-than-temporary impairment losses by asset type
Fixed income securities	0	(3)	(5)
Corporate
Other-than-temporary impairment losses by asset type
Fixed income securities	0	0	(2)
ABS
Other-than-temporary impairment losses by asset type
Fixed income securities	0	(1)	(1)
MBS
Other-than-temporary impairment losses by asset type
Fixed income securities	0	(2)	(2)
Mortgage loans
Other-than-temporary impairment losses by asset type
Net decreases (increases) related to credit losses	27	(37)	0
Limited partnership interests
Other-than-temporary impairment losses by asset type
Limited partnership interests	0	(4)	(2)
Directly originated corporate loans
Other-than-temporary impairment losses by asset type
Net decreases (increases) related to credit losses	(6)	0	0
Aviation loans
Other-than-temporary impairment losses by asset type
Net decreases (increases) related to credit losses	(6)	0	0
Bank loans
Other-than-temporary impairment losses by asset type
Net decreases (increases) related to credit losses	6	(4)	(13)
Agent loans
Other-than-temporary impairment losses by asset type
Net decreases (increases) related to credit losses	$ 0	$ 0	$ (1)